Stockholders' equity - Others reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Others reserves
Other comprehensive income	$ (5,492)	$ (848)	$ (3,399)
Translation adjustment	4,203	1,111	3,899
Acquisitions and disposal of noncontrolling interest	242	(1,007)	(229)
Other reserves
Others reserves
Balance at beginning of year	(2,110)	(2,155)
Other comprehensive income	13	(310)
Translation adjustment	254	12
Acquisitions and disposal of noncontrolling interest	(213)	343
Balance at end of year	(2,056)	(2,110)	(2,155)
Retirement benefit obligations
Others reserves
Balance at beginning of year	(869)	(755)
Other comprehensive income	(88)	(126)
Translation adjustment	92	12
Balance at end of year	(865)	(869)	(755)
Fair value adjustment to Investment in equity securities
Others reserves
Balance at beginning of year	(124)	60
Other comprehensive income	101	(184)
Translation adjustment	162
Balance at end of year	139	(124)	60
Results on conversion of shares
Others reserves
Balance at beginning of year	(490)	(490)
Balance at end of year	(490)	(490)	(490)
Net ownership changes in subsidiaries
Others reserves
Balance at beginning of year	(627)	(970)
Acquisitions and disposal of noncontrolling interest	(213)	343
Balance at end of year	$ (840)	$ (627)	$ (970)